Income Taxes (Details) - Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Schedule of Reconciles the PRC Statutory Rates to the Company’s Effective Tax Rate [Abstract]
PRC Income tax statutory rate	(25.00%)	(25.00%)	(25.00%)
Effect of tax holiday and preferential tax rate	4.00%	4.00%	4.00%
Non-deductible foreign losses	5.80%	0.70%	19.50%
Change in valuation allowance	20.30%	24.80%	0.80%
Non-deductible expenses and others	(5.40%)	(4.60%)
Effective tax rate	(0.30%)	(0.10%)	(2.30%)